Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
S000030086
Shareholder Report [Line Items]
Fund Name	ERShares Global Entrepreneurs
Class Name	Institutional
Trading Symbol	ENTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at (877) 271-8811.

Additional Information Phone Number	(877) 271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 46,295,330
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 146,925
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$46,295,330
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$146,925

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Consumer Staples	0.6%
Energy	1.1%
Utilities	1.7%
Partnership Shares	1.8%
Materials	3.3%
Industrial	5.6%
Money Market Fund	7.0%
Health Care	7.2%
Financials	7.5%
Consumer Discretionary	7.8%
Communications	17.8%
Technology	38.6%